NOTE 2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of exchange rates used
	December 31, 2013	December 31, 2012	December 31, 2011
Exchange rates as of the date specified for	6.0969:1 RMB to USD	6.2855:1 RMB to USD	6.3009:1 RMB to USD
the year ended on the date specified	7.7546:1 HKD to USD	7.7522:1 HKD to USD	7.7722:1 HKD to USD
Average exchange rates for the years ended	6.1983:1 RMB to USD	6.3114:1 RMB to USD	6.4579:1 RMB to USD
	7.7573:1 HKD to USD	7.7575:1 HKD to USD	7.7845:1 HKD to USD

Estimated useful lives of property, equipment and leasehold improvements
Useful life
Buildings	40 years
Machinery and equipment	5 - 10 years
Furniture and fixtures	5 - 10 years
Company automobiles	3 - 5 years
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives